Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt [Line Items]
DEBT
5.    DEBT
Debt as of March 31, 2022 and December 31, 2021 consisted of the following:

	(in thousands)
As of March 31, 2022	Unpaid Principal	Short-term	Long-term	Unamortized Issuance Costs	Net Carrying Value
2022 B. Riley bridge loan	$10,040	$10,040	$—	$—	$10,040
2021 Cox convertible promissory note	15,000	—	15,000	—	15,000
2021 Convertible promissory notes	675	—	675	—	675
2020 Secured convertible promissory note	55,000	—	55,000	(313)	54,687
2020 Convertible promissory notes	2,525	2,025	500	—	2,525
2020 PPP loan	1,123	1,123	—	—	1,123
Other loans	—	—	—	—	—

Total principal amount outstanding	$84,363	$13,188	$71,175	$(313)	$84,050

	(in thousands)
As of December 31, 2021	Unpaid Principal	Short-term	Long- term	Unamortized Issuance Costs	Net Carrying Value
2021 Cox convertible promissory note	$15,000	$—	$15,000	$—	$15,000
2021 Convertible promissory notes	675	—	675	—	675
2020 Secured convertible promissory note	55,000	—	55,000	(358)	54,642
2020 Convertible promissory notes	2,525	2,025	500	—	2,525
2020 PPP loan	1,123	1,123	—	—	1,123
Other loans	37	—	37	—	37

Total principal amount outstanding	$74,360	$3,148	$71,212	$(358)	$74,002

As of March 31, 2022, long-term debt maturities for the next five years and thereafter are as follows (in thousands):

Future Maturities
	(in thousands)
	Non- Convertible Debt	Convertible Debt	Total
Years ending December 31,
2022 (remainder)	$11,163	$2,025	$13,188
2023	—	71,175	71,175
2024	—	—	—
2025	—	—	—
2026	—	—	—
Thereafter	—	—	—

	$11,163	$73,200	$84,363

2022 B. Riley Term Loan
In March 2022, the Company entered into a Bridge Loan Agreement with B. Riley Commercial Capital, LLC (“B. Riley Lender”), an affiliate of B. Riley 150, pursuant to which the Company received a term loan in the amount of $10.0 million in a single advance (“Initial Term Loan”). Upon receipt of a borrowing notice from the Company to B. Riley Lender, B. Riley Lender will issue the Company a second advance of $10.0 million (“Final Term Loan”). The maturity date is the closing date of the Merger Agreement. In the event that the Merger Agreement is terminated without completion of the business combination, the 2022 B. Riley Term Loan will become a secured convertible promissory note on substantially the same terms as the existing 2021 Cox Convertible Promissory Notes further discussed below, in an aggregate principal amount equal to the outstanding principal balance, including capitalized interest, and the unpaid accrued interest on the 2022 B. Riley Term Loan on such date. The Company drew the $10 million Initial Term Loan in March 2022, and drew the Final Term Loan in April 2022.
The 2022 B. Riley Term Loan accrues interest at a rate of 7.00% per annum, compounded quarterly, with such interest accrued on the last business day of each calendar quarter, and shall be paid in cash on the maturity date and is secured against substantially all assets of the Company.
The 2022 B. Riley Term Loan recorded as short-term debt.
2021 Cox Convertible Promissory Notes
In August 2021, the Company entered into an agreement with Cox Investment Holdings, Inc. (“Cox”) to which the Company sold convertible promissory notes totaling $10.0 million. The maturity date is the earliest of (a) December 15, 2023, (b) the consummation of an initial public offering, (c) the merger of the Company with another entity, (d) a transaction pursuant to which more than 50% of the Company’s equity securities come to be owned by an unrelated third party, (e) a sale of all or substantially all of the assets of the Company, or (f) the consummation of a private round of equity financing resulting in aggregate gross proceeds to the Company of at least $15.0 million (“Cox Qualified Financing”). In addition, Cox exercised its right to purchase an additional $5.0 million in Cox Convertible Promissory Notes in October 2021.
The convertible promissory notes are convertible, at the investor’s election, into shares of common stock or shares of the series or class of capital stock most recently sold in a Cox Qualified Financing consummated prior to such time. The conversion price is equal to the lesser of (a) the imputed pre-money
enterprise value of the Company with respect to the Cox Qualified Financing most recently consummated prior to the time of determination, and (b) $250.0 million minus the then outstanding debt of the company in excess of $25.0 million, divided by the total number of shares of capital stock of the Company then currently issued and outstanding, calculated on an as-exercised,
as-converted,
fully diluted basis, but excluding (a) shares of capital stock of the Company issuable upon the conversion of the Note, and (b) shares of capital stock issuable upon conversion of other convertible notes or indebtedness then outstanding.
The 2021 Cox Convertible Promissory Notes, which cannot be prepaid without consent of the holder, bear interest at a rate of 10.00% per annum and are secured against substantially all assets of the Company.
The Company evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.
2021 Convertible Promissory Note
In June and August 2021, the Company entered into Convertible Promissory Note agreements with accredited investors pursuant to which the Company sold Promissory Notes totaling $0.7 million. For each note issued, the maturity date is the second anniversary of the date of the Purchase Agreement. The conversion price is equal to 90% of the price per share sold in a Preferred Stock Financing, provided the price is subject to adjustment in the event the Company’s enterprise value is greater than $250.0 million on that date.
The 2021 Convertible Promissory Notes, which cannot be prepaid without consent of the holder, bear interest at a rate of 4.00% per annum and are subordinate and junior in right of payment to any Senior Indebtedness of the Company.
The Company evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.
The 2021 Convertible Promissory Notes are recorded as long-term debt.
2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note
In December 2020, the Company entered into a Secured Convertible Note Purchase Agreement as amended on February 22, 2021, April 23, 2021, and August 16, 2021 (together, the “Purchase Agreement”) with CPH Phase II SPV L.P. and CPH Phase III SVP L.P., accredited investors, (collectively referred to as “CPH Noteholders”) pursuant to which the Company agreed to sell Secured Convertible Promissory Notes (the “CPH Notes”), for a total of up to $91.7 million, to the investors. The Company issued Secured Convertible Promissory Notes to the investors for a total of $55.0 million.
In October 2021, the Company entered into an agreement with the CPH Noteholders, for the settlement of the accrued interest on the CPH Notes and the settlement of the purchaser’s right, but not obligation, to purchase additional Notes from the Company for up to $36.7 million expiring in June 2022 (“CPH Right”). The CPH Right has an anti-dilution feature and survives beyond a change-in-control
event, including a merger transaction with a special purpose acquisition company. The Company will settle the accrued interest through February 1, 2022 and the CPH Right for 523,763 and 4,800,000 shares of the combined company’s common stock, respectively, issuable upon the close of the merger. The accrued interest after February 1, 2022 will be payable in cash.
For each note issued under the Purchase Agreement, the maturity date is the earlier of December 15, 2023 of either (i) an initial public offering, (ii) a transaction or series of related transactions pursuant to which more than 50% of the Company’s equity securities come to be owned by an unrelated third party or (iii) the sale of all or substantially all of the assets of the Company (a “Liquidity Event”). The Notes are convertible, at the investor’s election, into shares of common stock or shares of the series or class of capital stock (“Conversion Shares”) sold in a private round of equity financing consummated after January 1, 2021 that result in gross proceeds of at least $15.0 million (a “CPH Qualified Financing”). The conversion price is equal to the imputed pre-money
enterprise value of the Company with respect to the CPH Qualified Financing divided by the total number of shares of capital stock then currently issued and outstanding, calculated on an as-exercised,
as-converted,
fully diluted basis, but excluding shares of capital stock of the Company issuable to the investor upon conversion of the Notes. The conversion price is subject to adjustment in the event the Company’s enterprise value is greater than $250.0 million at the time of conversion.
The Company may prepay the Notes in whole or in part at any time without penalty, provided the investor has the right to utilize the proceeds to purchase the Conversion Shares at the conversion price prior to the maturity date. The Notes bear interest at 10.00% per annum and are secured against substantially all of assets of the Company.
The Company evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.
The 2020 Secured Convertible Promissory Note is recorded as long-term debt, net of discount and issuance costs, which are amortized to interest expense over the respective terms of these borrowings.

2020 Convertible Promissory Notes
In March — June 2020, the Company entered into Convertible Promissory Note agreements with accredited investors pursuant to which the Company sold Promissory Notes totaling $2.5 million. Subsequent to the execution of the Merger Agreement, in November and December 2021, the Company entered into consent letters with each of the 2020 Convertible Promissory Note Holders wherein each note will be converted into a number of shares of the Company’s common stock immediately prior to the merger. The conversion price will be equal to $250.0 million or $200.0 million divided by the total number of shares of capital stock of the Company issued and outstanding, calculated on an as-exercised,
as-converted,
fully diluted basis, but excluding shares of capital stock of the Company issued or issuable upon conversion of the Note and other convertible notes of the Company. The consent letters will terminate if (a) the Merger Agreement is terminated, or (b) subject to the approval of B. Riley 150, if the consent letter is terminated upon mutual agreement of the holder and the Company, upon which time each note will become due.
The 2020 Convertible Promissory Notes, which cannot be prepaid without consent of the holder, bear interest at a rate of 4.00% per annum and are subordinate and junior in right of payment to any Senior Indebtedness of the Company.
The Company evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability. The 2020 Convertible Promissory Notes are recorded as short-term debt.
2020 Paycheck Protection Program Loan (“PPP Loan”)
In May 2020, the Company entered into a Promissory Note dated May 4, 2020 (the “PPP Loan”) with Harvest Small Business Finance, LLC (“Harvest”), pursuant to which Harvest agreed to make a loan to the Company under the Paycheck Protection Program offered by the U.S. Small Business Administration in a principal amount of $1.1 million pursuant to Title 1 of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The PPP Loan proceeds are available to be used to pay for payroll costs, including salaries, commissions, and similar compensation, group health care benefits, and paid leaves, rent, utilities, and interest on certain other outstanding debt. Under the terms of the PPP Loan, the Company may be eligible for full or partial loan forgiveness; however, no assurance is provided that the Company will apply for, or obtain forgiveness for, any portion of the PPP Loan.
The Company will be required to make principal and interest payments in monthly installments, beginning ten months after the last day of the covered period, on the balance that is not forgiven. The Company may apply for forgiveness until the maturity date of the loan, which is two years from initial disbursement. The Company continues to contemplate applying for forgiveness under the terms of the loan. The loan matures in May 2022 and bears interest at a rate of 1.00% per annum. The Company is planning to apply for forgiveness of the PPP Loan as of the date of these financial statements.
The PPP Loan is recorded as short-term debt.
Fair Value of Debt
The Company’s debt is not measured at fair value on a recurring basis. The Company estimates the fair value of all debt instruments using commonly accepted valuation methodologies and inputs that are not directly observable. As such, all debt instruments are categorized as Level 3. The amount of the fair value is materially the same as carrying value, primarily due to near term maturity dates or recent issuance dates.
Interest Expense
Interest expense for the three months ended March 31, 2022 was $1.9 million, comprised of $1.8 million of contractual interest expense and $0.1 million of amortization of debt issuance costs.

6.    DEBT
Debt as of December 31, 2021 and 2020 consisted of the following:

	(in thousands)
	December 31, 2021	December 31, 2020
2021 Cox convertible promissory note	$15,000	$—
2021 Convertible promissory notes	675	—
2020 Secured convertible promissory note	55,000	30,000
2020 Convertible promissory notes	2,525	2,525
2020 PPP loan	1,123	1,123
Related party loans	—	496
Other loans	37	—

Total principal amount outstanding	74,360	34,144

Less: Short-term debt	(3,148)	(2,910)
Less: Unamortized debt issuance costs	(358)	(251)

Long-term debt, net	$70,854	$30,983

As of December 31, 2021, long-term debt maturities for the next five years and thereafter are as follows (in thousands):

(in thousands)
Years ending December 31,
2022	$3,148
2023	71,175
2024	—
2025	—
2026	—
Thereafter	37

$74,360

2021 Cox Convertible Promissory Notes
In August 2021, the Company entered into an agreement with Cox Investment Holdings, Inc. (“Cox”) to which the Company sold convertible promissory notes totaling $10.0 million. The maturity date is the earliest of (a) December 15, 2023, (b) the consummation of an initial public offering, (c) the merger of the Company with another entity, (d) a transaction pursuant to which more than 50% of the Company’s equity securities come to be owned by an unrelated third party, (e) a sale of all or substantially all of the assets of the Company, or (f) the consummation of a private round of equity financing resulting in aggregate gross proceeds to the Company of at least $15.0 million (“Cox Qualified Financing”). In addition, Cox has the right to purchase additional convertible promissory notes from the Company in the aggregate principal amount of $5.0 million, which right will expire two business days after Cox receives an audit report from the Company. Cox exercised this right and purchased an additional $5.0 million in Cox Convertible Promissory Notes in October 2021.

The convertible promissory notes are convertible, at the investor’s election, into shares of common stock or shares of the series or class of capital stock most recently sold in a Cox Qualified Financing consummated prior to such time. The conversion price is equal to the lesser of (a) the imputed pre-money
enterprise value of the Company with respect to the Cox Qualified Financing most recently consummated prior to the time of determination, and (b) $250.0 million minus the then outstanding debt of the company in excess of $25.0 million, divided by the total number of shares of capital stock of the Company then currently issued and outstanding, calculated on an as-exercised,
as-converted,
fully diluted basis, but excluding (a) shares of capital stock of the Company issuable upon the conversion of the Note, and (b) shares of capital stock issuable upon conversion of other convertible notes or indebtedness then outstanding.
The 2021 Cox Convertible Promissory Notes, which cannot be prepaid without consent of the holder, bear interest at a rate of 10.00% per annum and are secured against substantially all assets of the Company.
The Company evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.
2021 Convertible Promissory Note
In June and August 2021, the Company entered into Convertible Promissory Note agreements with accredited investors pursuant to which the Company sold Promissory Notes totaling $0.7 million. For each note issued, the maturity date is the second anniversary of the date of the Purchase Agreement. The conversion price is equal to 90% of the price per share sold in a Preferred Stock Financing, provided the price is subject to adjustment in the event the Company’s enterprise value is greater than $250.0 million on that date.
The 2021 Convertible Promissory Notes, which cannot be prepaid without consent of the holder, bear interest at a rate of 4.00% per annum and are subordinate and junior in right of payment to any Senior Indebtedness of the Company.
The Company evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.
The 2021 Convertible Promissory Notes are recorded as long-term debt.
2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note
In December 2020, the Company entered into a Secured Convertible Note Purchase Agreement as amended on February 22, 2021, April 23, 2021, and August 16, 2021 (together, the “Purchase Agreement”) with CPH Phase II SPV L.P. and CPH Phase III SVP L.P., accredited investors, (collectively referred to as “CPH Noteholders”) pursuant to which the Company agreed to sell Secured Convertible Promissory Notes (the “CPH Notes”), for a total of up to $91.7 million, to the investors. The Company issued Secured Convertible Promissory Notes to the investors for a total of $55.0 million.
In October 2021, the Company entered into an agreement with the CPH Noteholders, for the settlement of the accrued interest on the CPH Notes and the settlement of the purchaser’s right, but not obligation, to purchase additional Notes from the Company for up to $36.7 million expiring in June 2022 (“CPH Right”).

The CPH Right has an anti-dilution feature and survives beyond a change-in-control
event, including a merger transaction with a special purpose acquisition company. The Company settled the accrued interest and the CPH Right for 523,763 and 4,800,000 shares of the combined company’s common stock, respectively, issuable upon the close of the merger.
For each note issued under the Purchase Agreement, the maturity date is the earlier of December 15, 2023 or either (i) an initial public offering, (ii) a transaction or series of related transactions pursuant to which more than 50% of the Company’s equity securities come to be owned by an unrelated third party or (iii) the sale of all or substantially all of the assets of the Company (a “Liquidity Event”). The Notes are convertible, at the investor’s election, into shares of common stock or shares of the series or class of capital stock (“Conversion Shares”) sold in a private round of equity financing consummated after January 1, 2021 that result in gross proceeds of at least $15.0 million (a “CPH Qualified Financing”). The conversion price is equal to the imputed pre-money
enterprise value of the Company with respect to the CPH Qualified Financing divided by the total number of shares of capital stock then currently issued and outstanding, calculated on an as-exercised,
as-converted,
fully diluted basis, but excluding shares of capital stock of the Company issuable to the investor upon conversion of the Notes. The conversion price is subject to adjustment in the event the Company’s enterprise value is greater than $250.0 million at the time of conversion.
The Company may prepay the Notes in whole or in part at any time without penalty, provided the investor has the right to utilize the proceeds to purchase the Conversion Shares at the conversion price prior to the maturity date. The Notes bear interest at 10.00% per annum and are secured against substantially all of assets of the Company.
The Company evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.
The 2020 Secured Convertible Promissory Note is recorded as long-term debt, net of discount and issuance costs, which are amortized to interest expense over the respective terms of these borrowings.
2020 Convertible Promissory Notes
In March — June 2020, the Company entered into Convertible Promissory Note agreements with accredited investors pursuant to which the Company sold Promissory Notes totaling $2.5 million. Subsequent to the execution of the Merger Agreement, in November and December 2021, the Company entered into consent letters with each of the 2020 Convertible Promissory Note Holders wherein each note will be converted into a number of shares of the Company’s common stock immediately prior to the merger. The conversion price will be equal to $250.0 million or $200.0 million divided by the total number of shares of capital stock of the Company issued and outstanding, calculated on an as-exercised,
as-converted,
fully diluted basis, but excluding shares of capital stock of the Company issued or issuable upon conversion of the Note and other convertible notes of the Company. The consent letters will terminate if (a) the Merger Agreement is terminated, or (b) subject to the approval of B. Riley 150, if the consent letter is terminated upon mutual agreement of the Holder and the Company, upon which time each note will become due.
The 2020 Convertible Promissory Notes, which cannot be prepaid without consent of the holder, bear interest at a rate of 4.00% per annum and are subordinate and junior in right of payment to any Senior Indebtedness of the Company.

The Company evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.The 2020 Convertible Promissory Notes are recorded as short-term debt.
2020 Paycheck Protection Program Loan (“PPP Loan”)
In May 2020, the Company entered into a Promissory Note dated May 4, 2020 (the “PPP Note”) with Harvest Small Business Finance, LLC (“Harvest”), pursuant to which Harvest agreed to make a loan to the Company under the Paycheck Protection Program offered by the U.S. Small Business Administration in a principal amount of $1.1 million pursuant to Title 1 of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The PPP Loan proceeds are available to be used to pay for payroll costs, including salaries, commissions, and similar compensation, group health care benefits, and paid leaves, rent, utilities, and interest on certain other outstanding debt. Under the terms of the PPP Loan, the Company may be eligible for full or partial loan forgiveness; however, no assurance is provided that the Company will apply for, or obtain forgiveness for, any portion of the PPP Loan.
We will be required to make principal and interest payments in monthly installments, beginning ten months after the last day of the covered period, on the balance that is not forgiven. We may apply for forgiveness until the maturity date of the loan, which is two years from initial disbursement. We continue to contemplate applying for forgiveness under the terms of the loan. The loan matures in May 2022 and bears interest at a rate of 1.00% per annum.
The PPP Loan is recorded as short-term debt.
2019 Term Loan Facility (“Term Loan”)
In October 2019, the Company entered into a Term Loan agreement with Bridging Financing Inc. (“Bridging”), pursuant to which Bridging agreed to make a loan to the Company in the amount of 30.0 million Canadian dollars (the “Loan”). The Loan was to mature on the earlier of (i) 24 months following the closing date or (ii) a date one day prior to the maturity of any of convertible notes outstanding. Interest on the Loan accrued at a rate equal to the Bank of Nova Scotia Prime plus 4.05%, per annum.
The loan is subject to a financial covenant, whereby, as of the last day of the fiscal quarter, we were required to maintain a minimum balance of cash in a deposit account, for the immediately prior 12 calendar months. We were not in compliance with this covenant for certain periods of 2020 and 2019; however, noncompliance did not result in any event of default or financial penalty with the lender. The Term Loan was fully paid in 2020 upon issuance and sale of the 2020 Secured Convertible Promissory Note. The Company issued $0.1 million in common stock to Bridging to pay down the interest. Refer to Note 7 below. As a result, we wrote off the related unamortized discount and issuance costs, which were included in interest expense.
Fair Value of Debt
The Company’s debt is not measured at fair value on a recurring basis. The Company estimates the fair value of all debt instruments using commonly accepted valuation methodologies and inputs that are not directly observable. As such, all debt instruments are categorized as Level 3. The amount of the fair value is materially the same as carrying value, primarily due to near term maturity dates or recent issuance dates.